UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       Washington, DC 20549

                            FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                  MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                    811-22760

Exact name of registrant as specified in charter:
                                    Oppenheimer Diversified Alternatives Fund

Address of principal executive offices:             6803 South Tucson Way
                                               Centennial, CO 80112-3924

Name and address of agent for service:                 Arthur S. Gabinet,
                               Executive Vice President & General Counsel
                                        OFI Global Asset Management, Inc.
                                               Two World Financial Center
                                                       225 Liberty Street
                                                  New York, NY 10281-1008

Registrant's telephone number, including area code:
                                                             303-768-3200

Date of fiscal year end:                                            9/30

Date of reporting period:                           07/01/2012-06/30/2013

Item 1.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22760
Reporting Period: 07/01/2012 - 06/30/2013
Oppenheimer Diversified Alternatives Fund









================== Oppenheimer Diversified Alternatives Fund ===================


OPPENHEIMER GLOBAL MULTI STRATEGIES FUND
Ticker: OARYX                           Security ID: 68379408
Meeting Date: JUN 21, 2013              Meeting Type: Special
Record Date:  MAR 28, 2013

#       Proposal                        Mgt Rec         Vote Cast    Sponsor

1.1     Elect Trustee Brian F. Wruble   For             FOR          Management
1.2     Elect Trustee David K. Downes   For             FOR          Management
1.3     Elect Trustee Matthew P. Fink   For             FOR          Management
1.4     Elect Trustee Edmund
        Giambastiani, Jr.               For             FOR          Management
1.5     Elect Trustee Phillip A.
        Griffiths                       For             FOR          Management
1.6     Elect Trustee Mary F. Miller    For             FOR          Management
1.7     Elect Trustee Joel W. Motley    For             FOR          Management
1.8     Elect Trustee Joanne Pace       For             FOR          Management
1.9     Elect Trustee Mary Ann Tynan    For             FOR          Management
1.10    Elect Trustee Joseph M. Wikler  For             FOR          Management
1.11    Elect Trustee Peter I. Wold     For             FOR          Management
1.12    Elect Trustee William F.
        Glavin, Jr.                     For             FOR          Management
2(a)    Approve Change of Fundamental
        Investment Policy Relating to
        Borrowing                       For             FOR          Management
2(b-1)  Approve Change of Fundamental
        Investment Policy Relating to
        Concentration of Investments    For             FOR          Management
2(c-1)  Remove the Fundamental Policy
        Relating to Diversification
        of Investments                  For             FOR          Management
2(d)    Approve Change of Fundamental
        Investment Policy Relating to
        Lending                         For             FOR          Management
2(e)    Approve Change of Fundamental
        Investment Policy Relating to
        Real Estate and Commodities     For             FOR          Management
2(f)    Approve Change of Fundamental
        Investment Policy Relating to
        Senior Securities               For             FOR          Management
2(g)    Approve Change of Fundamental
        Investment Policy Relating to
        Underwriting                    For             FOR          Management
2(r)    Change Fundamental Investment
        Objective to Non-Fundamental    For             FOR          Management
3       Approve Conversion to
        Delaware Statutory Trust        For             FOR          Management

__________________________________________________________________________

OPPENHEIMER GOLD & SPECIAL MINERALS FUND
Ticker: OGMYX                           Security ID: 683910509
Meeting Date: JUN 21, 2013              Meeting Type: Special
Record Date:  MAR 28, 2013

#       Proposal                        Mgt Rec         Vote Cast     Sponsor

1.1     Elect Trustee Brian F. Wruble   For             FOR          Management
1.2     Elect Trustee David K. Downes   For             FOR          Management
1.3     Elect Trustee Matthew P. Fink   For             FOR          Management
1.4     Elect Trustee Edmund
        Giambastiani, Jr.               For             FOR          Management
1.5     Elect Trustee Phillip A.
        Griffiths                       For             FOR          Management
1.6     Elect Trustee Mary F. Miller    For             FOR          Management
1.7     Elect Trustee Joel W. Motley    For             FOR          Management
1.8     Elect Trustee Joanne Pace       For             FOR          Management
1.9     Elect Trustee Mary Ann Tynan    For             FOR          Management
1.10    Elect Trustee Joseph M. Wikler  For             FOR          Management
1.11    Elect Trustee Peter I. Wold     For             FOR          Management
1.12    Elect Trustee William F.
        Glavin, Jr.                     For             FOR          Management


-------------------------------------------------------------------------------

OPPENHEIMER REAL ESTATE FUND
Ticker: OREYX                           Security ID: 68382F507
Meeting Date: JUN 21, 2013              Meeting Type: Special
Record Date:  MAR 28, 2013

#       Proposal                        Mgt Rec         Vote Cast       Sponsor

1.1     Elect Trustee Brian F. Wruble   For             FOR           Management
1.2     Elect Trustee David K. Downes   For             FOR           Management
1.3     Elect Trustee Matthew P. Fink   For             FOR           Management
1.4     Elect Trustee Edmund
        Giambastiani, Jr.               For             FOR           Management
1.5     Elect Trustee Phillip A.
        Griffiths                       For             FOR           Management
1.6     Elect Trustee Mary F. Miller    For             FOR           Management
1.7     Elect Trustee Joel W. Motley    For             FOR           Management
1.8     Elect Trustee Joanne Pace       For             FOR           Management
1.9     Elect Trustee Mary Ann Tynan    For             FOR           Management
1.10    Elect Trustee Joseph M. Wikler  For             FOR           Management
1.11    Elect Trustee Peter I. Wold     For             FOR           Management
1.12    Elect Trustee William F.
        Glavin, Jr.                     For             FOR           Management
2(a)    Approve Change of Fundamental
        Investment Policy Relating to
        Borrowing                       For             FOR           Management
2(b-1)  Approve Change of Fundamental
        Investment Policy Relating to
        Concentration of Investments    For             FOR           Management
2(d)    Approve Change of Fundamental
        Investment Policy Relating to
        Lending                         For             FOR           Management
2(e)    Approve Change of Fundamental
        Investment Policy Relating to
        Real Estate and Commodities     For             FOR           Management
2(f)    Approve Change of Fundamental
        Investment Policy Relating to
        Senior Securities               For             FOR           Management
2(g)    Approve Change of Fundamental
        Investment Policy Relating to
        Underwriting                    For             FOR           Management
2(r)    Change Fundamental Investment
        Objective to Non-Fundamental    For             FOR           Management
2(s)    Approve Change in Investment
        Objective                       For             FOR           Management
3       Approve Conversion to
        Delaware Statutory Trust        For             FOR           Management




========== END NPX REPORT




SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                          Oppenheimer Diversified Alternatives Fund

                                                  William F. Glavin, Jr.*
                                                  William F. Glavin, Jr.,
                                 President and Principal Executive Officer

Date:  December 31, 2013

*By:   /s/ Randy Legg
       Randy Legg, Attorney in Fact